Subsequent Events (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Jul. 15, 2025	Feb. 10, 2025	Jun. 30, 2025	Jun. 30, 2024	Sep. 15, 2025	Aug. 25, 2025	Jul. 30, 2025	Jul. 28, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Preferred Stock, Dividends per share			$ 1.109375	$ 1.109375
Cash proceeds from sale of vessels			$ 11,535	$ 12,504
Common stock, shares issued			115,773,562						125,203,405
Common stock, shares outstanding			115,773,562						125,203,405
Equity securities cost			$ 24,756
Gain on sale of vessel		$ 1,500	$ 1,500	$ 1,572
OceanPal [Member]
Subsequent Event [Line Items]
Common stock, shares issued			3,649,474
Subsequent Events [Member]
Subsequent Event [Line Items]
Dividends payable amount per share							$ 0.01
Equity securities cost					$ 61,732
Gain on sale of vessel	$ 2,000
Subsequent Events [Member] | OceanPal [Member]
Subsequent Event [Line Items]
Common stock, shares issued						145,978
Ownership percentage							3.29%
Subsequent Events [Member] | OceanPal Inc [Member]
Subsequent Event [Line Items]
Common stock, shares issued								70,407,833
Common stock, shares outstanding								70,407,833
Series B Preferred Stock [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends per share	$ 0.5546875
Dividends, Preferred Stock	$ 1,442